Warrants - Effect when underlying parameters deviate (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share capital, reserves and other equity interest [Abstract]
Variable up, Volatility (up / down 10% pts)	£ 1,921
Base case, Volatility (up / down 10% pts)	1,273	£ 7,923	£ 0
Variable down, Volatility (up / down 10% pts)	694
Variable up, Time to maturity (up / down 6 months)	1,677
Variable down, Time to maturity (up / down 6 months)	£ 843
Volatility (up/down), percentage	10.00%
Time to maturity (up, down), months	6 months